Staff Retirement Plans (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 MMK (K)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Staff Retirement Plans [Line Items]
Recognized as defined benefit obligation	$ 23			$ 23
Employer matching contribution percent	3.00%	3.00%	3.00%
Employee compensation cap		$ 1,500	K 9,000
Relevant compensation (in Dollars per share) | $ / shares	$ 0.004
Employee benefit expenses	$ 39			44	$ 52
Staff retirement plans	120			156	146
Social Security Board [Member]
Staff Retirement Plans [Line Items]
Employee benefit expenses	$ 118			86	90
Postemployment Retirement Benefits [Member]
Staff Retirement Plans [Line Items]
Relevant compensation (in Dollars per share) | $ / shares	$ 0.19
MPF [Member]
Staff Retirement Plans [Line Items]
Employer matching contribution percent	5.00%	5.00%	5.00%
Employee benefit expenses	$ 3			$ 3	$ 4